Intangible Assets	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

Note 18 Intangible assets

	Year Ended June 30,
	2022	2021	2020

Goodwill	$17,373,413	$15,950,624	$17,411,685
Technology	421,296	631,085	955,560
Software	144,159	—	—
Total	$17,938,868	$16,581,709	$18,367,245

	Goodwill	Technology	Software	Total
Balance at June 30, 2019	$17,037,297	$1,195,948	$—	$18,233,245
Additions	374,388	—	—	374,388
Amortization	—	(273,619)	—	(273,619)
Exchange differences	—	33,231	—	33,231
Balance at June 30, 2020	$17,411,685	$955,560	$—	$18,367,245
Additions	—	—	—	—
Amortization	—	(246,217)	—	(246,217)
Exchange differences	(1,461,061)	(78,258)	—	(1,539,319)
Balance at June 30, 2021	$15,950,624	$631,085	$—	$16,581,709
Additions	—	—	144,159	144,159
Amortization	—	(253,040)	—	(253,040)
Exchange differences	1,422,789	43,251	—	1,466,040
Balance at June 30, 2022	$17,373,413	$421,296	$144,159	$17,938,868

Intangible assets, other than goodwill, have finite useful lives. Technology has a useful life of 5 years and Software has a useful life of 3 years. The current amortization charges for intangible assets are included under depreciation and amortization expense in the statement of profit or loss and other comprehensive income. Goodwill has an indefinite useful life.

For the purposes of impairment testing, the cash generating unit has been defined as the business to which the goodwill relates where individual cash flows can be ascertained for the purposes of discounting future cash flows. The total carrying value of goodwill was $17,373,413 at June 30, 2022 and $15,950,624 at June 30, 2021 and relates solely to NOVONIX Anode Materials LLC, or the Battery Materials segment.

The recoverable amount of the NOVONIX Anode Materials LLC cash generating unit (“NOVONIX Anode Materials CGU”) has been determined on a ‘Fair Value Less Costs to Sell’ (“FVLCS”) basis.

To determine the recoverable amount, FVLCS was calculated with reference to the capital raising outlined in Note 24 (d) given that the capital raising was directly associated with the planned future expansion of the NOVONIX Anode Materials CGU. Events occurring between the date of the capital raising and June 30, 2022 have also been considered, and the directors do not believe that there have been any material events that would adversely impact the NOVONIX Anode Materials CGU such that the recoverable amount may not exceed the carrying value.

The recoverable amount of the NOVONIX Anode Materials CGU was deemed to be in excess of the carrying value of the CGU, and therefore no impairment has been recognized at June 30, 2022.